Other Financial Data - Schedule of Other Income (Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Financial Data [Abstract]
Foreign currency remeasurement	$ 9	$ 25	$ (37)
Disposal of businesses	13	(6)	(16)
Pension and other postretirement	9	1	(86)
Equity earnings	4	4	12
Financial instruments	(34)	(49)	2
Other income (expense)	$ 1	$ (25)	$ (125)